SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 18, 2022	Mar. 31, 2024	Dec. 31, 2023	Oct. 24, 2023	Dec. 31, 2022	Oct. 13, 2022	Dec. 20, 2021
Cash equivalents		$ 0	$ 0		$ 0
Initial public offering	$ 67,320,000	$ 67,320,000	$ 67,320,000
Sale of stock price per share		$ 10.20	$ 10.20	$ 0.03		$ 0.03	$ 12.00
Long term investments		$ 48,584,863	$ 72,565,394		67,813,020
Unrecognized tax benefits		0	0		0
Ordinary shares subject to possible redemption		48,316,218	72,565,394		67,813,020
FDIC insured amount		250,000	250,000
Deferred offering costs			0		0
Ordinary Shares Subject to Redemption [Member]
Ordinary shares subject to possible redemption		$ 48,316,218	$ 72,565,394		$ 67,813,020